Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance (PVP)
The SEC has adopted a rule requiring annual disclosure of pay-versus-performance which shows the relationship between executive compensation actually paid and the Company’s performance. The following pay versus performance disclosure is based on upon permitted methodology, pursuant to the SEC guidance under Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO [1,3]	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs [3]	Total Shareholder Return	Peer Total Shareholder Return [2]	Net Income ($mm)	Adjusted EBITDA ($mm)
2023	$6,976,773	$(539,260)	$1,820,679	$83,689	$290	$207	$507	$904
2022	$6,388,700	$16,344,430	$1,709,479	$3,865,384	$407	$192	$271	$676
2021	$6,078,864	$38,821,108	$1,713,851	$8,321,255	$353	$190	$224	$567
(1) Principal executive officer (PEO) is D Scott Barbour, who began serving as our president and chief executive officer in September 2017.
(2) Peer Total Shareholder Return reflects S&P 400 Capital Goods index.
(3) To calculate Compensation Actually Paid (CAP) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown below:

Named Executive Officers, Footnote [Text Block]
Following non-PEO named executive officers are included in the average figures shown:
2021: Scott Cottrill, Roy Moore, Ron Vitarelli, Robert Klein
2022: Scott Cottrill, Roy Moore, Darin Harvey, Kevin Talley
2023: Scott Cottrill, Roy Moore, Darin Harvey, Kevin Talley

Adjustment To PEO Compensation, Footnote [Text Block]	(3) To calculate Compensation Actually Paid (CAP) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown below:

	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Amounts reported the "Stock Awards" and "Option Awards" in Summary Compensation Table for applicable fiscal year	$(4,200,837)	$(805,648)	$(3,789,942)	$(607,681)	$(3,386,598)	$(604,539)
Year End Fair Value of Current Year Unvested Equity Awards	$3,511,133	$673,375	$4,297,095	$688,997	$9,409,538	$1,679,691
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(4,401,548)	$(756,891)	$7,874,554	$1,837,437	$23,592,511	$5,273,729
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(2,977,146)	$(945,850)	$910,792	$158,396	$3,062,098	$254,716
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$552,364	$98,807	$663,232	$78,755	$64,695	$3,807
Total Adjustments	$(7,516,034)	$(1,736,207)	$9,955,731	$2,155,904	$32,742,244	$6,607,404

Non-PEO NEO Average Total Compensation Amount	$ 1,820,679	$ 1,709,479	$ 1,713,851
Non-PEO NEO Average Compensation Actually Paid Amount	$ 83,689	3,865,384	8,321,255
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between CAP and TSR
The charts below reflect the relationship between the PEO and Average Non-PEO NEOs CAP (per the SEC’s definition), ADS TSR and the Peer Group—the S&P 400 Capital Goods Index.

Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and Net Income (GAAP)The charts below reflect the relationship between the PEO, Average Non-PEO NEOs CAP and ADS GAAP net income.
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine Fiscal Year 2023 CAP
Listed below are the most important measures used to determine compensation actually paid in fiscal year 2023.

Performance Measure
Adjusted EBITDA
Net Sales
Return on Invested Capital (ROIC)
Cash from Operations (CFO)
Free Cash Flow (FCF)

Total Shareholder Return Amount	$ 290	407	353
Peer Group Total Shareholder Return Amount	207	192	190
Net Income (Loss)	$ 507,000,000	$ 271,000,000	$ 224,000,000
Company Selected Measure Amount	904,000,000	676,000,000	567,000,000
PEO Name	D Scott Barbour	D Scott Barbour	D Scott Barbour
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow (FCF)
Donald S. Barbour [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,976,773	$ 6,388,700	$ 6,078,864
PEO Actually Paid Compensation Amount	(539,260)	16,344,430	38,821,108
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,516,034)	9,955,731	32,742,244
PEO [Member] | Amounts reported the "Stock Awards" and "Option Awards" in Summary Compensation table for applicable fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,200,837)	(3,789,942)	(3,386,598)
PEO [Member] | Year End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,511,133	4,297,095	9,409,538
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,401,548)	7,874,554	23,592,511
PEO [Member] | Year over year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,977,146)	910,792	3,062,098
PEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	552,364	663,232	64,695
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,736,207)	2,155,904	6,607,404
Non-PEO NEO [Member] | Amounts reported the "Stock Awards" and "Option Awards" in Summary Compensation table for applicable fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(805,648)	(607,681)	(604,539)
Non-PEO NEO [Member] | Year End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	673,375	688,997	1,679,691
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(756,891)	1,837,437	5,273,729
Non-PEO NEO [Member] | Year over year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(945,850)	158,396	254,716
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 98,807	$ 78,755	$ 3,807